Income Taxes - Components of Deferred Tax Assets and Liabilities for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 21,309	$ 14,956
Stock-based compensation	1,646	1,512
Reserves and accruals	513	228
Other	2	15
Total deferred tax assets	23,470	16,711
Less: valuation allowance	(23,455)	(16,710)
Deferred tax assets, net of valuation allowance	15	1
Deferred tax liabilities:
Other	(15)	(1)
Total deferred tax liabilities	(15)	$ (1)
Net deferred tax assets	0
Change in total valuation allowance	$ 6,700